Common Stock (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common Stock (Details) [Line Items]
Authorized shares	800,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Designated as common stock shares	750,000,000
Redeemable convertible preferred stock (in Dollars) | $	$ 50,000,000
Common stock shares issued	300,530,516
Common Stock one vote	one
Merger agreement, description	The Company has retroactively adjusted the shares issued and outstanding prior to July 23, 2021 to give effect to the Common Exchange Ratio of 160.3 established in the Merger Agreement.
Common stock shares outstanding	298,843,016
Merger [Member]
Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock shares issued	300,516,237